Vessels, Port Terminals and Other Fixed Assets, Net	12 Months Ended
Dec. 31, 2020
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET [Abstract]
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET

NOTE 7: VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2017	$1,814,965	$(536,518)	$1,278,447
Additions	398	(66,405)	(66,007)
Vessel impairment	(411,265)	212,399	(198,866)
Disposals	(101,717)	—	(101,717)
Vessel acquisition	22,385	(458)	21,927
Balance December 31, 2018	1,324,766	(390,982)	933,784
Additions	4,747	(48,812)	(44,065)
Vessel impairment	(274,067)	159,834	(114,233)
Disposals	(48,830)	—	(48,830)
Vessel acquisition	14,735	(44)	14,691
Balance December 31, 2019	1,021,351	(280,004)	741,347
Additions	1,277	(36,438)	(35,161)
Vessel impairment	(221,754)	137,255	(84,499)
Disposals	(87,823)	—	(87,823)
Vessel acquisition	96,678	(2,820)	93,858
Write offs	(153)	—	(153)
Balance December 31, 2020	$809,576	$(182,007)	$627,569

Port Terminals (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2017	$251,641	$(32,628)	$219,013
Additions	2,530	(7,284)	(4,754)
Transfers from oil storage plant and port facilities for liquid cargoes	(629)	—	(629)
Transfers to other long-term assets	(26)	—	(26)
Disposals	(156)	137	(19)
Balance December 31, 2018	253,360	(39,775)	213,585
Additions	602	(7,186)	(6,584)
Balance December 31, 2019	253,962	(46,961)	207,001
Additions	869	(7,216)	(6,347)
Write offs	(87)	76	(11)
Balance December 31, 2020	$254,744	$(54,101)	$200,643

Tanker vessels, barges and pushboats (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2017	$472,081	$(164,056)	$308,025
Additions	3,581	(18,528)	(14,947)
Transfers	629	—	629
Transfers from deposits for vessels, port terminal and other fixed assets, net	49,421	—	49,421
Balance December 31, 2018	525,712	(182,584)	343,128
Additions	2,403	(19,038)	(16,635)
Write offs	(2,064)	866	(1,198)
Balance December 31, 2019	526,051	(200,756)	325,295
Additions	1,931	(18,278)	(16,347)
Write offs	(308)	—	(308)
Balance December 31, 2020	$527,674	$(219,034)	$308,640

Containerships (Navios Containers)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2017	$—	$—	$—
Vessels upon obtaining control	376,133	(882)	375,251
Vessel acquisition	24,763	(35)	24,728
Balance December 31, 2018	400,896	(917)	399,979
Additions	1,715	(7,497)	(5,782)
Vessel acquisition	53,097	(649)	52,448
Navios Containers Deconsolidation	(455,708)	9,063	(446,645)
Balance December 31, 2019	—	—	—

Other fixed assets	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2017	$14,360	$(10,620)	$3,740
Additions	5,845	(1,572)	4,273
Write offs	(329)	295	(34)
Balance December 31, 2018	19,876	(11,897)	7,979
Additions	2,161	(1,056)	1,105
Write offs	(14,206)	7,993	(6,213)
Balance December 31, 2019	7,831	(4,960)	2,871
Additions	488	(672)	(184)
Balance December 31, 2020	$8,319	$(5,632)	$2,687

Total	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2017	$2,553,047	$(743,822)	$1,809,225
Vessels upon obtaining control	376,133	(882)	375,251
Additions	12,354	(93,789)	(81,435)
Vessel acquisition	47,148	(493)	46,655
Vessel impairment	(411,265)	212,399	(198,866)
Vessel disposals	(101,717)	—	(101,717)
Disposals	(156)	137	(19)
Write offs	(329)	295	(34)
Transfers from deposits for vessels, port terminals and other fixed assets	49,421	—	49,421
Transfers to other long-term assets	(26)	—	(26)
Balance December 31, 2018	2,524,610	(626,155)	1,898,455
Additions	11,628	(83,589)	(71,961)
Vessel acquisition	67,832	(693)	67,139
Vessel impairment	(274,067)	159,834	(114,233)
Vessel disposals	(48,830)	—	(48,830)
Write offs	(16,270)	8,859	(7,411)
Navios Containers Deconsolidation	(455,708)	9,063	(446,645)
Balance December 31, 2019	$1,809,195	$(532,681)	$1,276,514
Additions	4,565	(62,604)	(58,039)
Vessel acquisition	96,678	(2,820)	93,858
Vessel impairment	(221,754)	137,255	(84,499)
Vessel disposals	(87,823)	—	(87,823)
Write offs	(548)	76	(472)
Balance December 31, 2020	$1,600,313	$(460,774)	$1,139,539

Deposits for Vessels and Port Terminals Acquisitions

On November 21, 2019, Navios Logistics entered into a shipbuilding contract, for the construction of six liquid barges for a total consideration of $17,760. Pursuant to this contract, Navios Logistics has secured the availability of credit for up to 75% of the purchase price, and up to a five-year repayment period starting from the delivery of each vessel. Five barges were delivered in the fourth quarter of 2020 and the remaining barge was delivered during the first quarter of 2021. As of December 31, 2020, Navios Logistics had paid $16,696, for the construction of these barges, which are included within “Other long-term assets”. Capitalized interest included within “Other long-term assets” amounted to $611 as of December 31, 2020.

As of December 31, 2020 and December 31, 2019, Navios Logistics had paid $631 and $458, respectively, for capitalized expenses for the development of its port operations in Port Murtinho region, Brazil. As of December 31, 2020, Navios Logistics had paid $1,285 for the construction of two new tanks in its liquid port terminal.

As of December 31, 2020, Navios Logistics had paid $1,551 for the acquisition of three pushboats and 18 liquid barges.

As of December 31, 2020, Navios Logistics had paid $723 for the construction of a crane in its grain port terminal.

Impairment Loss/ Loss on Sale of Vessels, Net

2020

During the fourth quarter of the year ended December 31, 2020, Navios Holdings recorded an impairment loss of $52,820 for two of its dry bulk vessels.

In February 2021, Navios Holdings completed the sale to an unrelated third party of the Navios Astra, a 2006-built Ultra Handymax vessel of 53,468 dwt, for a sale price of approximately $6,644. The impairment loss amounted to $6,288 (including $98 remaining carrying balance of dry dock and special survey costs) and is included in the consolidated statements of comprehensive (loss)/income within the caption “Impairment loss/ loss on sale of vessels, net”.

In September 2020, Navios Holdings completed the sale of the Navios Gem, a 2014-built Capesize vessel of 181,336 dwt, and of the Navios Victory, a 2014-built Panamax vessel of 77,095 dwt, to Navios Partners for a sale price of $51,000 in total including net liabilities of $4,378. The net loss due to sale amounted to $7,683 (including $1,747 remaining carrying balance of dry dock and special survey costs) and is included in the consolidated statements of comprehensive (loss)/income within the caption “Impairment loss/ loss on sale of vessels, net”.

In September 2020, Navios Holdings completed the sale to an unrelated third party of the Navios Amitie, a 2005-built Panamax vessel of 75,395 dwt, for a sale price of approximately $6,885. The impairment loss amounted to $4,478 and is included in the consolidated statements of comprehensive (loss)/income within the caption “Impairment loss/ loss on sale of vessels, net”.

In August 2020, Navios Holdings completed the sale to an unrelated third party of the Navios Northern Star, a 2005-built Panamax vessel of 75,395 dwt, for a sale price of approximately $6,860. The impairment loss amounted to $4,489 and is included in the consolidated statements of comprehensive (loss)/income within the caption “Impairment loss/ loss on sale of vessels, net”.

In May 2020, Navios Holdings completed the sale to an unrelated third party of the Navios Star, a 2002-built Panamax vessel of 76,662 dwt, for a net sale price of $6,450, paid in cash. The impairment loss amounted to $5,697 (including $258 remaining carrying balance of dry dock and special survey costs) and is included in the consolidated statements of comprehensive (loss)/income within the caption “Impairment loss/ loss on sale of vessels, net”.

In February 2020, Navios Holdings completed the sale to unrelated third party of the Navios Kypros, a 2003-built Ultra Handymax vessel of 55,222 dwt, for approximately $9,131 in total, including insurance proceeds covering unrepaired damages plus expenses (subject to applicable deductibles and other customary limitations). The loss due to sale amounted to $5,551 (including $404 remaining carrying balance of dry dock and special survey costs) and is included in the consolidated statements of comprehensive (loss)/income within the caption “Impairment loss/ loss on sale of vessels, net”.

2019

During the fourth quarter of the year ended December 31, 2019, Navios Holdings recorded an impairment loss of $84,584 for two of its dry bulk vessels.

In January 2020, Navios Holdings completed the sale to an unrelated third party of the Navios Hios, a 2003-built Ultra Handymax vessel of 55,180 dwt, for a net sale price of $7,497, paid in cash. The impairment loss amounted to $7,429 (including $611 remaining carrying balance of dry dock and special survey costs) and is included in the consolidated statements of comprehensive (loss)/income within the caption “Impairment loss/loss on sale of vessels, net”.

In September 2019, Navios Holdings completed the sale to an unrelated third party of the Navios Primavera, a 2007-built Ultra Handymax vessel of 53,464 dwt, for a net sale price of $9,891, paid in cash. The loss due to sale amounted to $1,673 and is included in the consolidated statements of comprehensive (loss)/income within the caption “Impairment loss/loss on sale of vessels, net”.

In August 2019, Navios Holdings completed the sale to an unrelated third party of the Navios Mercator, a 2002-built Ultra Handymax vessel of 53,553 dwt, for a net sale price of $6,664, paid in cash. The impairment loss amounted to $4,849 (including $490 remaining carrying balance of dry dock and special survey costs) and is included in the consolidated statements of comprehensive (loss)/income within the caption “Impairment loss/loss on sale of vessels, net”.

In July 2019, Navios Holdings completed the sale to an unrelated third party of the Navios Arc, a 2003-built Ultra Handymax vessel of 53,514 dwt, for a net sale price of $7,105, paid in cash. The impairment loss amounted to $5,149 (including $685 remaining carrying balance of dry dock and special survey costs) and is included in the consolidated statements of comprehensive (loss)/income within the caption “Impairment loss/loss on sale of vessels, net”.

In June 2019, Navios Holdings completed the sale to an unrelated third party of the Navios Vector, a 2002-built Ultra Handymax vessel of 50,296 dwt, for a net sale price of $6,860, paid in cash. The loss due to sale amounted to $10,039 (including $673 remaining carrying balance of dry dock and special survey costs) and is included in the consolidated statements of comprehensive (loss)/income within the caption “Impairment loss/loss on sale of vessels, net”.

In May 2019, Navios Holdings completed the sale to an unrelated third party of the Navios Equator Prosper, a 2000-built Capesize vessel of 171,191 dwt, for a net sale price of $11,520, paid in cash. The gain due to sale amounted to $1,784 and is included in the consolidated statements of comprehensive (loss)/income within the caption “Impairment loss/loss on sale of vessels, net”.

In March 2019, Navios Holdings completed the sale to an unrelated third party of the Navios Meridian, a 2002-built Ultra Handymax vessel of 50,316 dwt, for a net sale price of $6,790, paid in cash. The loss due to sale amounted to $5,531 (including $778 remaining carrying balance of dry dock and special survey costs) and is included in the consolidated statements of comprehensive (loss)/income within the caption “Impairment loss/loss on sale of vessels, net”.

2018

During the year ended December 31, 2018, Navios Holdings recorded an impairment loss of $179,186 for four of its dry bulk vessels.

In December 2018, Navios Holdings completed the sale to an unrelated third party, of the Navios Magellan, a 2000-built Panamax vessel of 74,333 dwt, for a total net sale price of $6,950 paid in cash. The loss due to the sale amounted to $5,402 (including $726 remaining carrying balance of dry dock and special survey costs) and is included in the consolidated statements of comprehensive (loss)/income within the caption “Impairment loss/ loss on sale of vessels, net”.

In August 2018, Navios Holdings completed the sale to its affiliate, Navios Partners, of the Navios Mars, a 2016-built, 181,259 dwt vessel, and of the Navios Sphera, a 2016-built, 84,872 dwt vessel, for a total sale price of $79,000. The loss due to the sale amounted to $2,759 and is included in the consolidated statements of comprehensive (loss)/income within the caption “Impairment loss/ loss on sale of vessels, net”.

In July 2018, Navios Holdings completed the sale to an unrelated third party of the Navios Achilles, a 2001-built, 52,063 dwt vessel, for a total net sale price of $8,085 paid in cash. The impairment loss recognized due to the sale amounted to $6,595 (including $584 remaining carrying balance of dry dock and special survey costs).

In March 2018, Navios Holdings completed the sale to an unrelated third party of the Navios Herakles, a 2001-built, 52,061 dwt vessel, for a total net sale price of $7,682 paid in cash. The impairment loss due to the sale amounted to $6,715 (including $481 remaining carrying balance of dry dock and special survey costs).

Vessel Acquisitions

2020

In June 2020, following the liquidation of Navios Europe II, the Company acquired the Jupiter N and the Rainbow N, two 2011-built Panamax vessels of 93,062 dwt and 79,642 dwt, respectively, for an acquisition cost of $24,883 in total plus working capital adjustments.

In March 2020, the Company acquired from an unrelated third party, a previously charter-in vessel, the Navios Corali, a 2015-built Capesize vessel of 181,249 dwt, for a total acquisition cost of $36,684, which was paid in cash.

In January 2020, the Company acquired from an unrelated third party, a previously charter-in vessel, the Navios Canary, a 2015-built Capesize vessel of 180,528 dwt, for a total acquisition cost of $35,111, which was paid in cash.

2019

In August 2019, Navios Holdings acquired from an unrelated third party, a previously charter-in vessel, Navios Victory, a 2014-built Panamax vessel of 77,095 dwt, for a total acquisition cost of $14,735 which was paid in cash.

2018

In November 2018, Navios Holdings took delivery of the Navios Primavera, a 2007-built, 53,464 dwt, a previously charter-in vessel, for a total acquisition cost of $12,130, of which $10,980 was paid in cash.

In February 2018, Navios Holdings acquired from an unrelated third party, a previously charter-in vessel, Navios Equator Prosper, a 2000-built, 171,191 dwt vessel, for a total acquisition cost of $10,255 which was paid in cash.

Navios Logistics

Since 2018, Navios Logistics acquired approximately 6.6 hectares of undeveloped land located in the Port Murtinho region  Brazil, and on March 24, 2021 acquired 2.3 additional hectares. Navios Logistics plans to develop this land for its port operations for a total cost of $1,456.

Navios Containers

On April 23, 2019, Navios Containers purchased from an unrelated third party the Navios Constellation, a 2011-built of 10,000 TEU containership, for an acquisition cost of $53,097.

On December 17, 2018, Navios Containers purchased from an unrelated third party the Bermuda, a 2010-built 4,360 TEU containership, for an acquisition cost of approximately $11,098 (including $398 capitalized expenses).

On December 7, 2018, Navios Containers purchased from an unrelated third party the Bahamas, a 2010-built 4,360 TEU containership, for an acquisition cost of approximately $13,422 (including $522 capitalized expenses).